STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative)																																					1 Months Ended				3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended			36 Months Ended
	Feb. 01, 2021 USD ($) shares	Jan. 15, 2021 USD ($) shares	Jan. 02, 2021 USD ($) $ / shares shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 01, 2020 USD ($) $ / shares shares	Oct. 01, 2020 USD ($) $ / shares shares	Oct. 01, 2020 USD ($) $ / shares shares	Sep. 17, 2020 USD ($) shares	Aug. 03, 2020 USD ($) shares	Aug. 01, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($) Persons $ / shares shares	May 01, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($) $ / shares shares	Feb. 02, 2020 USD ($) $ / shares shares	Jan. 02, 2020 USD ($) $ / shares shares	Nov. 19, 2019 USD ($) $ / shares shares	Nov. 08, 2019 USD ($) $ / shares shares	Nov. 01, 2019 USD ($) $ / shares shares	Oct. 21, 2019 USD ($) $ / shares shares	Oct. 17, 2019 USD ($) $ / shares shares	Oct. 01, 2019 USD ($) $ / shares shares	Sep. 13, 2019 USD ($) $ / shares shares	Aug. 09, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($) $ / shares shares	Jul. 16, 2019 USD ($) $ / shares shares	Jul. 01, 2019 USD ($) $ / shares shares	Jun. 15, 2019 USD ($) $ / shares shares	Jun. 11, 2019 USD ($) $ / shares shares	May 10, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	Mar. 11, 2019 USD ($) $ / shares shares	Mar. 07, 2019 USD ($) $ / shares shares	Nov. 29, 2018 USD ($) Persons $ / shares shares	Nov. 06, 2018 USD ($) Persons $ / shares shares	Nov. 02, 2018 USD ($) Persons $ / shares shares	Mar. 18, 2020 USD ($) $ / shares shares	Feb. 21, 2020 USD ($) Persons $ / shares shares	Jan. 31, 2020 USD ($) Persons $ / shares shares	Mar. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 19, 2010	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2010 USD ($) shares	May 17, 2019 USD ($) $ / shares shares
Number of shares issued, value | $																																														$ 20,000
Stock-based compensation expense | $																																											$ 228,058
Aggregate intrinsic value of options exercised | $
2010 Stock Plan [Member]
Stock appreciation rights percentage																																												15.00%			15.00%
Options granted, value | $																																														$ 257,143	$ 275,603
Shares issued for services | shares																																														1,127,000	11,002,000
Shares issued for services, value | $																																														$ 864,551	$ 1,075,358
Stock-based compensation expense | $																																									$ 6,750	$ 5,004			$ 18,460	257,143
Weighted-average remaining contractual life options exercisable																																									1 year 9 months 11 days				1 year 11 months 8 days
Aggregate intrinsic value for fully vested, exercisable options | $																																									$ 0				$ 0	0
Aggregate intrinsic value of options exercised | $																																									$ 0				$ 0	$ 0
Options or stock awards available for grant under the 2010 Plan | shares																																									17,546,430				3,189,296
Equity Option [Member]
Options outstanding number | shares																																													533,000	341,000
2021 Stock Plan [Member]
Number of options awarded | shares																																									45,000
Number of shares issued | shares																																									100,000
Stock Options [Member]
Options outstanding number | shares																																									578,000	389,000			533,000	341,000
Number of shares, Granted | shares																																									45,000	48,000			192,000
Grants in period, weighted average grant date fair value | $ / shares																																									$ 0.18				$ 0.13
Exercised | shares
Stock Options [Member] | 2021 Stock Plan [Member]
Number of shares, Granted | shares	45,000
Share Based Payment Awards [Member]
Stock-based compensation expense | $																																									$ 150,497	$ 0			$ 228,407	$ 864,551
Mr. Mike Sheikh [Member] | Stock Options [Member]
Number of shares issued | shares													8,800,000
Number of shares issued, value | $													$ 26,400
Share price | $ / shares													$ 0.003
Weighted-average remaining contractual life options exercisable													3 years
Medical Advisory Board [Member] | Stock Options [Member]
Number of shares, Granted | shares	45,000		10,000		45,000		3,000			45,000	3,000		45,000	3,000	45,000	3,000			45,000			3,000			45,000		3,000				45,000
Stock options, exercise price (in dollars per share) | $ / shares			$ 0.24		$ 0.18		$ 0.05			$ 0.14	$ 0.18		$ 0.001	$ 0.32	$ 0.15	$ 0.31			$ 0.61			$ 0.73			$ 1.10		$ 1.09				$ 1.21
Options granted, value | $	$ 6,750		$ 2,400		$ 5,792		$ 135			$ 6,300	$ 538		$ 45	$ 646	$ 4,401	$ 603			$ 27			$ 1,635			$ 39,731		$ 2,447				$ 44,820
Terms of award	Three-year options immediately vested				Three-year vested options		Three-year vested options			Three-year vested options	Three-year vested options		Three-year vested options	Three-year vested options	Three-year vested options	Three-year vested options			Three-year vested options			Three-year vested options			Three-year vested options		Three-year vested options				Three-year vested options
Consultant [Member]
Number of shares, Granted | shares																250,000				300,000												100,000					200,000
Grants in period, weighted average grant date fair value | $ / shares																$ 0.285				$ 0.554												$ 0.266					$ 0.245
Options granted, value | $																$ 71,250				$ 166,283												$ 26,600					$ 49,000
Members Audit Committee [Member]
Number of shares, Granted | shares																																						3,000
Grants in period, weighted average grant date fair value | $ / shares																																						$ 0.439
Number of persons | Persons																																						3
Options granted, value | $																																						$ 1,317
Board of Directors Chairman [Member]
Number of shares, Granted | shares												3,000																												3,000
Grants in period, weighted average grant date fair value | $ / shares												$ 0.19																												$ 0.31
Number of persons | Persons												3
Options granted, value | $												$ 570																												$ 930
Medical Consultants [Member]
Number of shares, Granted | shares				200,000				50,000	100,000
Grants in period, weighted average grant date fair value | $ / shares				$ 0.19
Options granted, value | $				$ 37,500				$ 1,500	$ 300
Subcontractors [Member]
Number of shares, Granted | shares																	250,000																						200,000
Grants in period, weighted average grant date fair value | $ / shares																	$ 0.51																						$ 0.14
Number of persons | Persons																																							2
Options granted, value | $																	$ 127,500																						$ 28,000
Four Members Of The Company Board [Member]
Number of shares, Granted | shares																		3,000			3,000															4,000												4,000
Grants in period, weighted average grant date fair value | $ / shares																		$ 0.65			$ 0.60															$ 0.51												$ 1.49
Number of persons | Persons																																				4
Options granted, value | $																		$ 1,950			$ 1,800															$ 2,040												$ 5,960
One Member Of The Audit Committee [Member]
Number of shares, Granted | shares																																			1,000
Grants in period, weighted average grant date fair value | $ / shares																																			$ 0.52
Number of persons | Persons																																			1
Options granted, value | $																																			$ 520
Four Member Of The Audit Committee [Member]
Number of shares, Granted | shares																																		4,000
Grants in period, weighted average grant date fair value | $ / shares																																		$ 1.00
Number of persons | Persons																																		4
Options granted, value | $																																		$ 4,000
Three Member Of The Audit Committee [Member]
Number of shares, Granted | shares																														3,000			3,000
Grants in period, weighted average grant date fair value | $ / shares																														$ 1.00			$ 0.27
Options granted, value | $																														$ 3,000			$ 810
Financial Advisory Board Member [Member]
Number of shares, Granted | shares																										100,000		100,000	250,000
Grants in period, weighted average grant date fair value | $ / shares																										$ 1.00		$ 0.75	$ 1.39
Options granted, value | $																										$ 100,000		$ 75,000	$ 347,500
Two Member Of The Audit Committee [Member]
Number of shares, Granted | shares																								2,000
Grants in period, weighted average grant date fair value | $ / shares																								$ 0.80
Options granted, value | $																								$ 1,600
Three Members Of The Company Board [Member]
Number of shares, Granted | shares				63,000		3,000
Grants in period, weighted average grant date fair value | $ / shares				$ 0.18		$ 0.02
Options granted, value | $				$ 11,580		$ 60
Financial Advisory Board Members [Member] | Stock Options [Member]
Number of shares, Granted | shares																							200,000
Stock options, exercise price (in dollars per share) | $ / shares																							$ 0.95
Options granted, value | $																							$ 141,060
Terms of award																							Three-year vested options
Managers, Board and Medical Advisory Board [Member] | Stock Options [Member]
Description of dividend pay		Equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA
Number of shares, Granted | shares		3,189,200
Options granted, value | $		$ 765,408